INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS [Abstract]
Schedule of identifiable intangible assets
Identifiable intangible assets:

	December 31,
	2015	2016
Original amount:
Customer relations	$3,997	$3,997
Technology	3,005	3,005

	7,002	7,002
Accumulated amortization:
Customer relations	535	1,032
Technology	1,409	2,347

	1,944	3,379

	$5,058	$3,623

Schedule of estimated amortization expenses of intangible assets
Estimated amortization expenses of intangible assets for the year ended:
December 31,	Other intangible assets

2017	1,270
2018	649
2019	615
2020	466
2021	354
And thereafter	269

$3,623